Long-Term Debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	December 31, 2023	December 31, 2022
	$	$
Senior unsecured notes	547.6	298.6
Revolving credit facility	79.5	533.0
Term loan facilities	408.2	307.2
Notes payable	82.8	62.4
Software financing obligations	10.9	34.6
	1,129.0	1,235.8
Less current portion	146.7	52.2
Long-term portion	982.3	1,183.6

Senior unsecured notes
The Company's senior unsecured notes (the notes) consist of:
•$300 of notes that mature on October 8, 2027, bearing interest at a fixed rate of 2.048% per annum; and
•$250 of notes issued on June 27, 2023, that mature on June 27, 2030. The notes bear interest at a fixed rate of 5.393% per annum.

The notes rank pari passu with all other debt and future indebtedness of the Company.

Revolving credit and term loan facilities
The Company has syndicated senior credit facilities, structured as a sustainability-linked loan, consisting of a senior revolving credit facility in the maximum amount of $800 and a senior term loan of $310 in two tranches. Additional funds of $600 can be accessed subject to approval and under the same terms and conditions. The revolving credit facility and the term loan are unsecured, may be repaid from time to time at the option of the Company, and mature at various dates before December 8, 2027. On June 16, 2023, the Company also entered into an unsecured bilateral term credit facility of $100 that matures on June 17, 2024.

At December 31, 2023, the revolving credit facility of $79.5 (US$60.0) was payable in US funds (2022 - in Canadian funds of $376.0 and US funds of $157.0 (US$116.0)). As at December 31, 2023 and 2022, the term loan facilities were payable in Canadian funds. The average interest rate for the revolving credit facility and term loan facilities at December 31, 2023, was 6.78% (2022 – 6.09%).

The funds available under the revolving credit facility are reduced by overdrafts (included in bank indebtedness in the consolidated statements of financial position) and outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2023, the Company had issued outstanding letters of credit that expire at various dates before October 2024, are payable in various currencies, and total $2.4 (2022 – $2.6). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2023, $718.1 (2022 – $223.6) was available under the revolving credit facility.
Bank indebtedness
The Company has an uncommitted unsecured multicurrency credit facility of up to £20 and an overdraft facility of up to AU$5, repayable on demand. The average interest rate at December 31, 2023, was 6.59% (2022 - 5.18%) and the amount drawn was $23.6 (2022 - $24.6).

Bank indebtedness also includes overdrafts drawn under the terms of the Company’s syndicated senior credit facilities. No balances were drawn at December 31, 2023 (2022 - $40.8).

Notes payable
Notes payable consists primarily of notes payable for acquisitions and are due at various times from 2024 to 2026. Repayment is contingent on selling shareholders complying with the terms of the acquisition agreements. The weighted average interest rate on the notes payable at December 31, 2023, was 3.9% (2022 – 1.6%). The aggregate maturity value of the notes of $84.3 (2022 - $62.8) is comprised of:

	December 31, 2023		December 31, 2022
	CAD	Foreign currency	CAD	Foreign currency
US dollars	54.3	41.0	8.1	6.0
British pounds	17.6	10.5	28.6	17.5
Other currencies	12.4	13.4	26.1	27.2

Software financing obligations
The Company has financing obligations for software, included in intangible assets, bearing interest at rates up to 5.94% (2022 - up to 5.94%). These obligations expire at various dates before 2027. Software additions acquired through software financing obligations during 2023 were $0.6 (2022 - $19.3) and have been excluded from the consolidated statement of cash flows (note 32).

Letter of credit and surety facilities
The Company has a separate letter of credit facility outside of its revolving credit facility that provides letters of credit up to $100. At December 31, 2023, $57.0 (2022 – $66.9) in aggregate letters of credit outside of the Company’s credit facilities were issued in various currencies. Of these letters of credit, $41.6 (2022 – $54.6) expire at various dates before January 2025 and $15.4 (2022 – $12.3) have open-ended terms.

The Company has surety facilities related to Construction Services (which was sold in 2018) to accommodate the issuance of bonds for certain types of project work. At December 31, 2023, the Company retained bonds of $16.6 (2022 - $27.1) in US funds under these surety facilities that will expire on completion of the associated projects. The estimated completion dates of these projects are before July 2024. Although the Company remains obligated for these instruments, the purchaser of the Construction Services business has indemnified the Company for any obligations that may arise from these bonds.

The Company also has $20.3 (2022 - $18.8) in bonds for our continuing operations that will expire on completion of the associated projects. The estimated completion dates of these projects are before August 2029.